CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 2,739,522,188	$ 421,056,851	¥ 2,108,944,425	¥ 1,450,629,752
Cost of revenues		(1,880,348,975)	(289,004,346)	(1,515,281,510)	(1,137,978,490)
Gross profit		859,173,213	132,052,505	593,662,915	312,651,262
Selling and marketing expenses:
Third party		(122,768,279)	(18,869,139)	(67,788,291)	(48,868,854)
Related party		(16,263,674)	(2,499,681)	(29,399,234)	(16,190,063)
Total selling and marketing expenses		(139,031,953)	(21,368,820)	(97,187,525)	(65,058,917)
General and administrative expenses		(270,670,181)	(41,601,245)	(251,938,077)	(183,548,522)
Other operating income		3,762,667	578,311	10,310,089	10,763,962
Total operating expenses		(405,939,467)	(62,391,754)	(338,815,513)	(237,843,477)
Income from operations		453,233,746	69,660,751	254,847,402	74,807,785
Interest income		14,962,132	2,299,638	8,413,945	2,652,636
Interest expense:
Third party		(273,588,999)	(42,049,859)	(206,425,222)	(109,566,064)
Related party		(6,995,833)	(1,075,240)	(18,534,167)	(14,202,500)
Total interest expense		(280,584,832)	(43,125,099)	(224,959,389)	(123,768,564)
Gain from waiver of warrants		0	0	0	16,869,935
Gain from sale of cost method investment		0	0	0	803,059,728
Other income, net		1,957,019	300,788	1,444,129	10,205,275
Early extinguishment of debt costs		(19,976,776)	(3,070,374)	0	0
Income before income taxes		169,591,289	26,065,704	39,746,087	783,826,795
Provision for income taxes		(47,375,046)	(7,281,411)	(6,610,971)	(87,487,990)
Net income		122,216,243	18,784,293	33,135,116	696,338,805
Change in cumulative foreign currency translation adjustment, net of tax of nil		78,656,657	12,089,307	(31,353,357)	73,410,193
Comprehensive income		¥ 200,872,900	$ 30,873,600	¥ 1,781,759	¥ 769,748,998
Weighted average number of common shares used in computing net income per share
Basic | shares		138,794,624	138,794,624	137,621,702	126,758,363
Diluted | shares		139,593,917	139,593,917	138,552,031	128,403,877
Net income (loss) per common share attributable to common shareholders
Basic | (per share)		¥ 0.88	$ 0.14	¥ 0.24	¥ 5.49
Diluted | (per share)		0.88	0.13	0.24	5.42
Net income per ADS
Basic | (per share)	[1]	1.76	0.27	0.48	10.99
Diluted | (per share)	[1]	¥ 1.75	$ 0.27	¥ 0.48	¥ 10.85
Car rentals
Net revenues:
Total net revenues		¥ 2,196,455,811	$ 337,589,077	¥ 1,663,546,502	¥ 1,100,578,473
Car services
Net revenues:
Total net revenues		¥ 543,066,377	$ 83,467,774	¥ 445,397,923	¥ 350,051,279

[1]	Each ADS represents two Class A common shares